PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2017	2016
Cost:
Computers and peripheral equipment	$2,521	$2,203
Office furniture and equipment	762	531
Leasehold improvements	486	473

	3,769	3,207

Accumulated depreciation	2,482	1,993

Property and equipment, net	$1,287	$1,214